Capital stock and capital risk management	12 Months Ended
Dec. 31, 2025
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Capital stock and capital risk management
Note 21. Capital stock and capital risk management
21.1 Capital stock
The following chart shows a reconciliation of the movements in the Company’s capital stock for the years ended December 31, 2025, 2024 and 2023:

	Series A	Series C	Total
Amounts as of December 31, 2022	517,873	—	517,873
Number of shares	88,406,478	2	88,406,480

Cashless exercises of warrants	—	—	—
Number of shares	1,176,811	—	1,176,811
Shares to be granted in LTIP	1	—	1
Number of shares	5,772,141	—	5,772,141

Amounts as of December 31, 2023	517,874	—	517,874
Number of shares	95,355,430	2	95,355,432

Reduction of capital stock	(19,965)	—	(19,965)
Number of shares	—	—	—
Share repurchase	(99,846)	—	(99,846)
Number of shares repurchased	(2,081,198)	—	(2,081,198)
Shares to be granted in LTIP	1	—	1
Number of shares	2,011,219	—	2,011,219

Amounts as of December 31, 2024	398,064	—	398,064
Number of shares	95,285,451	2	95,285,453

Issuance of shares	299,687	—	299,687
Number of shares	7,297,507	—	7,297,507
Reduction of capital stock	(156,587)	—	(156,587)
Number of shares	—	—	—
Share repurchase	(50,000)	—	(50,000)
Number of shares repurchased	(1,213,371)	—	(1,213,371)
Shares to be granted in LTIP	1	—	1
Number of shares	2,930,116	—	2,930,116

Amounts as of December 31, 2025	491,165	—	491,165
Number of shares	104,299,703	2	104,299,705

1)	Series A Shares
i) Warrants
On October 4, 2022, through the meeting of holders of the Warrants issued by the Company (identified with the ticker symbol “VTW408A-EC001” – the “Warrants”), a cashless exercise mechanism was implemented that entitles the holders, to obtain 1 Series A share representative of the capital stock of the Company for each 31 Warrants owned (Note 18.3).
On March 15, 2023, by virtue of an automatic exercise enabled by the CNBV, all outstanding warrants were exercised and consequently 1,176,811 Series A shares were issued for a total amount of 32,144. As of December 31, 2025 and 2024, the amount resulting from the exchange is shown in the consolidated statement of financial position under the heading “Other equity instruments”.

ii) Other Series A shares movements
On April 11, 2025, by virtue of the Transaction mentioned in Notes 1.2.2 and 32, the Board of Directors approved an increase in the variable portion of the capital stock by 299,687 and the issuance of 7,297,507 Series A shares.
On December 3, 2025 and December 5, 2024, the Board of Directors Meeting approved the reduction of the variable portion of the Company’s capital stock of 156,587 and 19,965, respectively, for the absorption of accumulated losses as of October 31, 2025, and 2024, shown on the Company’s nonconsolidated financial statements. This transaction did not require the cancellation of Series A shares as they have no nominal value. Likewise, this operation did not generate any tax effect in Mexico.
For the years ended December 31, 2025 and 2024 the Company repurchased 1,213,371 and 2,081,198 Series A shares for a total amount of 50,000 and 99,846, respectively. This operation did not generate any tax effect in Mexico.
For the years ended December 31, 2025 and 2024, the Company issued 2,930,116 and 2,011,219 Series A shares related to the LTIP granted by the Company.
As of December 31, 2025 and 2024, the Company’s authorized capital includes 24,492,536 and 33,506,788 Series A shares, respectively held in Treasury.

2)	Series C
The variable portion of capital stock is an unlimited amount according to the Company’s bylaws and laws applicable, whereas the fixed amount is divided into 2 Series C shares.
On March 17, 2023, Vista concluded a transaction that resulted in the acquisition of 2 Series C outstanding shares according to the share buy-back
program authorized by the Company’s shareholders. These Series C shares are in the Company’s possession.
21.2 Legal reserve and share repurchase reserve
(i) Legal reserve:
Under Mexican Business Associations Law, the Company is required to allocate 5% of net profit for the year to increase the legal reserve until it is equal to 20% of capital based on the Company’s nonconsolidated financial statements.
As of December 31, 2025 and 2024, the total amount of legal reserve is 8,233, respectively.
(ii) Share repurchase reserve:
On April 9, 2025 and on August 6, 2024, through the Ordinary General Shareholders’ Meeting, the Company’s shareholders approved an increase of the share repurchase reserve for 50,000, respectively, based on the Company’s nonconsolidated financial statements.
As of December 31, 2025 and 2024, the Company’s share repurchase reserve amounted to 179,324 and 129,324, respectively.
21.3 Capital risk management
Upon managing its capital, the Company aims at protecting its capacity to continue operating as a going concern and generate profit for its shareholders and benefits for other stakeholders, as well as maintain an optimal capital structure.
The Company monitors its capital based on the leverage ratio. This ratio is calculated by dividing: (i) the net debt (borrowings and liabilities for leases less cash, banks and short-term investments) by (ii) total equity.

The leverage ratio as of December 31, 2025, and 2024, is as follows:

	As of December 31, 2025	As of December 31, 2024
Total borrowings and lease liabilities	3,297,980	1,544,227
Less: Cash, bank balances and other short-term investments	(538,402)	(764,307)

Net debt	2,759,578	779,920
Total equity	2,511,594	1,621,213

Leverage ratio	109.87%	48.11%
No
changes were made in capital management policies or processes for the years ended December 31, 2025 and 2024.